Dean Small Cap Value Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
COMMON STOCKS — 95.60% Shares Fair Value
Communications — 1.97%
TEGNA, Inc. 321,261 $ 4,915,293
Consumer Discretionary — 12.59%
Advance Auto Parts, Inc. 18,838 1,149,683
Carter's, Inc. 46,226 3,461,865
Columbia Sportswear Co. 54,920 4,368,337
Fox Factory Holding Corp.
(a)
10,732 724,195
Johnson Outdoors, Inc., Class A 38,546 2,059,128
Leggett & Platt, Inc. 123,306 3,226,918
Malibu Boats, Inc., Class A
(a)
35,106 1,924,511
Silgan Holdings, Inc. 123,161 5,573,035
Standard Motor Products, Inc. 95,453 3,799,984
Wendy's Co. (The) 259,668 5,058,333
31,345,989
Consumer Staples — 5.60%
Calavo Growers, Inc. 36,227 1,065,436
Cal-Maine Foods, Inc. 81,817 4,695,477
Fresh Del Monte Produce, Inc. 158,122 4,150,703
SpartanNash Co. 137,663 3,159,366
TreeHouse Foods, Inc.
(a)
21,035 871,901
13,942,883
Energy — 1.22%
Dril-Quip, Inc.
(a)
36,266 843,910
World Kinect Corp. 96,654 2,201,778
3,045,688
Financials — 25.12%
1st Source Corp. 75,724 4,161,034
Camden National Corp. 99,515 3,744,749
Cathay General Bancorp 84,191 3,752,393
Diamond Hill Investment Group, Inc. 28,257 4,679,076
Employers Holdings, Inc. 108,074 4,258,116
Federated Hermes, Inc., Class B 106,652 3,611,237
Great Southern Bancorp, Inc. 63,615 3,775,550
Independent Bank Corp. 56,659 3,728,729
Nelnet, Inc., Class A 31,300 2,761,286
Open Lending Corp.
(a)
97,088 826,219
PJT Partners, Inc., Class A 67,527 6,878,975
QCR Holdings, Inc. 74,129 4,328,393
S&T Bancorp, Inc. 94,045 3,142,984
Safety Insurance Group, Inc. 45,551 3,461,420
WaFd, Inc. 95,639 3,152,261
Waterstone Financial, Inc. 168,421 2,391,578
White Mountains Insurance Group Ltd. 2,608 3,925,066
62,579,066
Health Care — 7.48%
Addus HomeCare Corp.
(a)
20,599 1,912,617

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
COMMON STOCKS — 95.60% - continued Shares Fair Value
Health Care — 7.48% - continued
Haemonetics Corp.
(a)
10,868 $ 929,323
National Healthcare Corp. 57,239 5,290,029
Patterson Companies, Inc. 123,741 3,520,431
Perrigo Co. PLC 46,950 1,510,851
Prestige Consumer Healthcare, Inc.
(a)
89,070 5,452,865
18,616,116
Industrials — 13.97%
Air Transport Services Group, Inc.
(a)
96,033 1,691,141
Argan, Inc. 86,459 4,045,417
Astec Industries, Inc. 16,375 609,150
AZZ, Inc. 76,946 4,469,793
Brady Corp., Class A 109,840 6,446,510
Heartland Express, Inc. 440,129 6,276,239
Seaboard Corp. 1,594 5,690,739
Werner Enterprises, Inc. 131,721 5,581,019
34,810,008
Materials — 2.20%
SSR Mining, Inc. 163,442 1,758,636
Stepan Co. 39,313 3,717,044
5,475,680
Real Estate — 6.07%
CareTrust REIT, Inc. 108,101 2,419,301
Cousins Properties, Inc. 62,455 1,520,779
Equity Commonwealth 288,222 5,533,863
Getty Realty Corp. 112,593 3,289,967
Universal Health Realty Income Trust 54,255 2,346,529
15,110,439
Technology — 5.77%
Benchmark Electronics, Inc. 129,837 3,588,695
CSG Systems International, Inc. 94,480 5,027,280
MAXIMUS, Inc. 47,675 3,998,026
Viavi Solutions, Inc.
(a)
173,889 1,751,062
14,365,063
Utilities — 13.61%
American States Water Co. 57,818 4,649,724
Avista Corp. 146,647 5,241,164
Northwest Natural Holding Co. 102,160 3,978,110
Northwestern Energy Group, Inc. 119,839 6,098,606
ONE Gas, Inc. 63,035 4,016,590
Portland General Electric Co. 73,323 3,177,819
Spire, Inc. 107,811 6,720,938
33,882,951
Total Common Stocks (Cost $228,994,467) 238,089,176
Total Investments — 95.60% (Cost $228,994,467) 238,089,176
Other Assets in Excess of Liabilities — 4.40% 10,948,186

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
COMMON STOCKS — 95.60% - continued Shares Fair Value
Utilities — 13.61% - continued
NET ASSETS — 100.00% $ 249,037,362
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
COMMON STOCKS — 97.42% Shares Fair Value
Communications — 3.19%
Omnicom Group, Inc. 23,186 $ 2,005,821
Take-Two Interactive Software, Inc.
(a)
10,473 1,685,629
3,691,450
Consumer Discretionary — 9.01%
AutoZone, Inc.
(a)
659 1,703,916
BorgWarner, Inc. 55,661 1,995,447
Genuine Parts Co. 11,264 1,560,064
Hasbro, Inc. 20,354 1,039,275
PulteGroup, Inc. 23,121 2,386,550
Skechers U.S.A., Inc., Class A
(a)
28,061 1,749,323
10,434,575
Consumer Staples — 8.66%
BJ's Wholesale Club Holdings, Inc.
(a)
21,935 1,462,187
Casey's General Stores, Inc. 6,785 1,864,111
Conagra Brands, Inc. 67,583 1,936,929
Pilgrim's Pride Corp.
(a)
107,896 2,984,403
US Foods Holding Corp.
(a)
39,061 1,773,760
10,021,390
Energy — 3.60%
Baker Hughes Co., Class A 56,122 1,918,250
Pioneer Natural Resources Co. 10,012 2,251,499
4,169,749
Financials — 18.75%
Ameriprise Financial, Inc. 5,204 1,976,635
Assurant, Inc. 13,372 2,253,047
Bank of New York Mellon Corp. (The) 42,618 2,218,267
Globe Life, Inc. 19,761 2,405,309
Hartford Financial Services Group, Inc. (The) 24,702 1,985,547
Prosperity Bancshares, Inc. 32,935 2,230,688
Raymond James Financial, Inc. 21,935 2,445,753
Regions Financial Corp. 98,279 1,904,647
Reinsurance Group of America, Inc. 13,635 2,205,870
W.R. Berkley Corp. 29,247 2,068,348
21,694,111
Health Care — 6.78%
Encompass Health Corp. 33,726 2,250,198
Jazz Pharmaceuticals PLC
(a)
16,072 1,976,856
Quest Diagnostics, Inc. 14,953 2,061,720
Zimmer Biomet Holdings, Inc. 12,845 1,563,237
7,852,011
Industrials — 18.09%
Curtiss-Wright Corp. 8,893 1,981,272
Dover Corp. 13,965 2,147,957
FTI Consulting, Inc.
(a)
7,443 1,482,273
Hubbell, Inc. 5,533 1,819,969

Dean Mid Cap Value Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
COMMON STOCKS — 97.42% - continued Shares Fair Value
Industrials — 18.09% - continued
ITT, Inc. 18,839 $ 2,247,869
L3Harris Technologies, Inc. 11,659 2,455,619
Littelfuse, Inc. 6,455 1,727,100
MSC Industrial Direct Co., Inc., Class A 16,204 1,640,817
Regal Rexnord Corp. 11,000 1,628,220
Republic Services, Inc. 12,713 2,096,501
Stanley Black & Decker, Inc. 17,390 1,705,959
20,933,556
Materials — 5.28%
Avery Dennison Corp. 10,671 2,157,248
Eagle Materials, Inc. 10,078 2,044,222
International Flavors & Fragrances, Inc. 23,648 1,914,779
6,116,249
Real Estate — 8.83%
AvalonBay Communities, Inc. 9,946 1,862,090
CBRE Group, Inc., Class A
(a)
23,450 2,182,961
Regency Centers Corp. 30,827 2,065,409
STAG Industrial, Inc. 57,966 2,275,745
Welltower, Inc. 20,354 1,835,320
10,221,525
Technology — 6.81%
Arrow Electronics, Inc.
(a)
16,797 2,053,433
Broadridge Financial Solutions, Inc. 9,024 1,856,689
Global Payments, Inc. 14,426 1,832,102
SS&C Technologies Holdings, Inc. 34,977 2,137,444
7,879,668
Utilities — 8.42%
Ameren Corp. 22,067 1,596,327
Atmos Energy Corp. 15,941 1,847,562
CenterPoint Energy, Inc. 63,895 1,825,480
Entergy Corp. 22,396 2,266,251
OGE Energy Corp. 63,433 2,215,715
9,751,335
Total Common Stocks (Cost $94,084,958) 112,765,619
Total Investments — 97.42% (Cost $94,084,958) 112,765,619
Other Assets in Excess of Liabilities — 2.58% 2,988,190
NET ASSETS — 100.00% $ 115,753,809
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
COMMON STOCKS — 96.63% Shares Fair Value
Communications — 6.36%
BCE, Inc. 47,427 $ 1,867,675
Omnicom Group, Inc. 12,679 1,096,860
Verizon Communications, Inc. 54,886 2,069,203
5,033,738
Consumer Discretionary — 6.87%
Hershey Co. (The) 6,011 1,120,691
Home Depot, Inc. (The) 6,449 2,234,901
Packaging Corp. of America 12,767 2,079,872
5,435,464
Consumer Staples — 11.43%
Altria Group, Inc. 53,833 2,171,623
Flowers Foods, Inc. 54,359 1,223,621
Kimberly-Clark Corp. 16,935 2,057,772
PepsiCo, Inc. 7,151 1,214,526
Philip Morris International, Inc. 17,023 1,601,524
Sysco Corp. 10,617 776,421
9,045,487
Energy — 6.89%
Chevron Corp. 15,136 2,257,686
EOG Resources, Inc. 11,232 1,358,510
Kinder Morgan, Inc., Class P 103,893 1,832,673
5,448,869
Financials — 15.26%
BlackRock, Inc. 1,843 1,496,147
Canadian Imperial Bank of Commerce 31,063 1,495,373
JPMorgan Chase & Co. 11,319 1,925,362
PNC Financial Services Group, Inc. (The) 10,968 1,698,395
Principal Financial Group, Inc. 19,919 1,567,028
Prudential Financial, Inc. 17,067 1,770,019
T. Rowe Price Group, Inc. 19,655 2,116,647
12,068,971
Health Care — 10.01%
Amgen, Inc. 5,484 1,579,501
Bristol-Myers Squibb Co. 20,445 1,049,033
Johnson & Johnson 14,961 2,344,988
Merck & Co., Inc. 14,259 1,554,516
Pfizer, Inc. 48,217 1,388,167
7,916,205
Industrials — 9.79%
Fastenal Co. 28,869 1,869,845
Lockheed Martin Corp. 2,413 1,093,668
Paychex, Inc. 9,915 1,180,976
Union Pacific Corp. 7,327 1,799,658
United Parcel Service, Inc., Class B 11,451 1,800,440
7,744,587

Dean Equity Income Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
COMMON STOCKS — 96.63% - continued Shares Fair Value
Materials — 1.65%
Air Products & Chemicals, Inc. 4,782 $ 1,309,312
Real Estate — 10.39%
American Tower Corp., Class A 7,502 1,619,531
Digital Realty Trust, Inc. 11,627 1,564,762
Essex Property Trust, Inc. 6,844 1,696,901
Lamar Advertising Co., Class A 18,427 1,958,422
Public Storage 4,519 1,378,295
8,217,911
Technology — 5.35%
Cisco Systems, Inc. 40,934 2,067,986
Texas Instruments, Inc. 12,723 2,168,762
4,236,748
Utilities — 12.63%
Alliant Energy Corp. 44,356 2,275,463
American Electric Power Co., Inc. 17,374 1,411,116
Duke Energy Corp. 25,008 2,426,776
WEC Energy Group, Inc. 26,938 2,267,371
Xcel Energy, Inc. 26,061 1,613,437
9,994,163
Total Common Stocks (Cost $76,442,031) 76,451,455
Total Investments — 96.63% (Cost $76,442,031) 76,451,455
Other Assets in Excess of Liabilities — 3.37% 2,667,505
NET ASSETS — 100.00% $ 79,118,960